PROPERTY, PLANT AND EQUIPMENT - By type (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Leasehold improvements	$ 7,286	$ 6,995
Machinery and equipment	6,204	5,939
Office equipment and furniture	563	641
Property, plant and equipment, gross	14,053	13,575
Accumulated depreciation	(7,085)	(5,707)
Property, plant and equipment, net	$ 6,968	$ 7,868